UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6643

DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	6/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Intermediate Municipal Bond Fund
June 30, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.5%	Rate (%)	Date	Amount ($)	Value ($)

New Jersey--94.8%
Atlantic City Board of Education
(Guaranteed; School Board
Reserve Fund and Insured; FSA)	5.50	12/1/08	1,250,000	1,297,400
Bayonne,
Temporary Notes	5.00	10/27/06	2,000,000	2,002,260
Bayonne Redevelopment Agency,
Revenue (Royal Caribbean
Project)	4.75	11/1/16	3,030,000	2,944,948
Bayshore Regional Sewer Authority,
Subordinated Sewer Revenue
(Insured; MBIA)	5.30	4/1/08	1,000,000	1,021,030
Bergen County Improvement
Authority, School District
Revenue (Engelwood City Board
of Education Project)	5.25	4/1/18	1,400,000	1,485,386
Bergen County Improvement
Authority, School District
Revenue (Engelwood City Board
of Education Project)	5.25	4/1/19	1,475,000	1,561,966
Bergen County Improvement
Authority, School District
Revenue (Engelwood City Board
of Education Project)	5.25	4/1/20	1,550,000	1,639,295
Bergen County Utilities Authority,
Water Pollution Control
Revenue (Insured; FGIC)	5.38	12/15/13	1,155,000	1,227,569
Brick Township Municipal Utilities
Authority, Water and Sewer
Revenue (Insured; FGIC)	5.10	12/1/09	1,500,000	1,522,020
Burlington County Bridge
Commission, LR (Governmental
Leasing Program)	5.25	8/15/16	1,100,000	1,161,809
Burlington County Bridge
Commission, LR (Governmental
Leasing Program)	5.25	8/15/17	1,355,000	1,424,715
Burlington County Bridge
Commission, Pooled Loan
Revenue (Governmental Loan
Program) (Insured; AMBAC)	5.25	12/15/19	2,890,000	3,080,798
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	2,000,000	2,047,380

Camden County Municipal Utilities
Authority, County Agreement
Sewer Revenue (Insured; FGIC)	5.00	7/15/09	3,200,000	3,235,200
Delaware River and Bay Authority,
Revenue (Insured; MBIA)	5.25	1/1/13	2,390,000 a	2,558,877
Freehold Regional High School
(Guaranteed; School Board
Reserve Fund and Insured; FGIC)	5.50	3/1/09	1,450,000	1,511,741
Freehold Regional High School
(Guaranteed; School Board
Reserve Fund and Insured; FGIC)	5.50	3/1/10	2,460,000	2,597,686
Hoboken Parking Utilities
(Insured; FGIC)	5.25	1/1/18	3,210,000	3,397,239
Hudson County Improvement
Authority, Facility LR (Hudson
County Lease Project)
(Insured; FGIC)	5.25	10/1/12	2,795,000	2,893,719
Jackson Township Board of
Education (Insured; MBIA)	5.25	6/15/23	6,105,000	6,617,454
Jersey City,
Public Improvement Revenue
(Insured; MBIA)	5.25	9/1/09	1,605,000 a	1,684,496
Jersey City,
Water Revenue (Insured; AMBAC)	5.20	10/1/08	1,565,000	1,600,885
Middlesex County Utilities
Authority, Sewer Revenue
(Insured; MBIA)	6.25	8/15/10	1,370,000	1,440,788
Monmouth County Improvement
Authority, Governmental Loan
Revenue (Insured; AMBAC)	5.25	12/1/20	2,235,000	2,381,951
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	2,300,000	2,379,626
New Jersey Economic Development
Authority, Department of Human
Services Revenue	5.75	7/1/14	1,080,000	1,155,308
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation)	5.00	6/1/18	1,680,000	1,713,247
New Jersey Economic Development
Authority, EDR (United
Methodist Homes of New Jersey
Obligated Group Issue)	5.50	7/1/19	3,000,000	3,032,670
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
MBIA)	0.00	7/1/18	5,000,000	2,849,850
New Jersey Economic Development
Authority, Revenue
(Transportation Project)
(Insured; FSA)	5.25	5/1/11	2,210,000	2,331,042
New Jersey Economic Development

Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.50	6/15/11	2,500,000	2,667,800
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.50	9/1/24	2,500,000	2,783,075
New Jersey Educational Facilities
Authority, Revenue (College of
New Jersey) (Insured; FGIC)	5.38	7/1/17	1,300,000	1,382,784
New Jersey Educational Facilities
Authority, Revenue (Fairleigh
Dickenson University)	6.00	7/1/20	2,000,000	2,179,420
New Jersey Educational Facilities
Authority, Revenue (Montclair
State University) (Insured;
MBIA)	5.13	7/1/22	1,840,000	1,927,658
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	5.13	7/1/10	1,550,000 a	1,619,440
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	5.25	7/1/10	2,885,000 a	3,027,519
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	5.25	7/1/17	3,000,000	3,261,480
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	5.00	7/1/23	2,000,000	2,081,620
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Issue)
(Insured; AMBAC)	5.50	9/1/17	1,500,000	1,608,705
New Jersey Educational Facilities
Authority, Revenue (Seton Hall
University) (Insured; AMBAC)	5.25	7/1/09	1,050,000	1,091,160
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center)	6.00	7/1/12	3,145,000	3,405,343
New Jersey Health Care Facilities
Financing Authority, Revenue
(Capital Health System
Obligated Group)	5.50	7/1/11	2,730,000	2,842,394
New Jersey Health Care Facilities
Financing Authority, Revenue
(Children's Specialized
Hospital Project)	5.00	7/1/24	1,000,000	976,230
New Jersey Health Care Facilities
Financing Authority, Revenue
(Health Care System Obligated
Group)	5.50	7/1/12	1,645,000	1,724,519
New Jersey Health Care Facilities

Financing Authority, Revenue
(Robert Wood Johnson
University Center)	5.38	7/1/13	2,000,000	2,061,240
New Jersey Health Care Facilities
Financing Authority, Revenue
(Robert Wood Johnson
University Center) (Insured;
MBIA)	5.00	7/1/08	1,500,000	1,516,005
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Joseph's Hospital and
Medical Center) (Insured;
Connie Lee)	5.15	7/1/06	2,555,000	2,555,051
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital)	6.00	7/1/12	3,000,000	3,190,650
New Jersey Health Care Facilities
Financing Authority, Revenue
(Trinitas Hospital Obligated
Group)	7.38	7/1/15	4,000,000	4,411,680
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/09	2,725,000	2,845,418
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/21	3,000,000	3,195,120
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	6.00	12/15/11	2,630,000 a	2,891,685
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	6.00	12/15/11	1,370,000 a	1,506,315
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA)	6.00	12/15/11	5,000,000 a	5,497,500
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	5.00	1/1/20	5,000,000	5,174,550
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	5.75	1/1/10	685,000	726,463
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	5.75	1/1/10	2,315,000	2,452,789
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	6.00	1/1/14	3,180,000	3,570,122
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
MBIA)	6.00	1/1/14	1,820,000	2,043,278
North Hudson Sewer Authority,
Sewer Revenue (Insured; FGIC)	5.25	8/1/10	3,825,000	3,867,190
North Hudson Sewer Authority,

Sewer Revenue (Insured; FGIC)	5.25	8/1/16	2,000,000	2,117,400
North Hudson Sewer Authority,
Sewer Revenue (Insured; FGIC)	5.25	8/1/17	2,000,000	2,113,320
North Jersey District of Water
Supply Commission (Wanaque
South Project) (Insured; MBIA)	5.25	7/1/15	4,570,000	4,854,254
Northeast Monmouth County Regional
Sewer Authority, Sewer Revenue
(Insured; MBIA)	5.00	11/1/10	2,250,000	2,279,902
Ocean County,
General Improvement	5.00	9/1/10	1,300,000 a	1,364,922
Ocean County,
General Improvement	5.00	9/1/10	1,200,000 a	1,259,928
Ocean County Utilities Authority,
Wastewater Revenue	5.25	1/1/17	1,500,000	1,577,790
South Brunswick Township Board of
Education (Guaranteed; School
Board Reserve Fund and
Insured; FGIC)	5.63	12/1/09	1,820,000 a	1,920,610
Tobacco Settlement Financing Corp.
of New Jersey, Tobacco
Settlement Asset-Backed Bonds	5.38	6/1/18	2,500,000	2,536,550
Trenton
(Insured; FGIC)	5.13	1/15/13	1,000,000	1,035,750
U.S. Related--2.7%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,500,000 a	1,601,070
Puerto Rico Highway and
Transporation Authority,
Transportation Revenue
(Insured; FGIC)	5.00	7/1/22	1,615,000	1,666,955
Virgin Islands Public Finance
Authority, Revenue (Senior
Lien Fund) (Insured; ACA)	5.50	10/1/08	1,500,000	1,552,665
Total Investments (cost $169,139,379)			97.5%	171,763,674
Cash and Receivables (Net)			2.5%	4,334,959
Net Assets			100.0%	176,098,633

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	At June 30, 2006, 25.8% of the fund's net assets are insured by MBIA.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes

BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 17, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 17, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)